                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 30, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Norwest Limited LP, LLLP

Address:          Sixth and Marquette

                  Minneapolis, MN  55479

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James E. Hanson

Title:  Executive Vice President and Chief Financial Officer
        Tiberius Ventures, LLC, as general partner of Norwest Limited LP, LLLP

Phone:  612/667-7768

Signature, Place, and Date of Signing:


/s/ James E. Hanson        Minneapolis, MN                     July 18, 2001
-----------------------    ---------------------------         -----------------
[Signature]                [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     $447,703
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

Norwest Limited LP, LLLP

                                     Title of            Value    Shares/   Sh/  Put/ Invstmt   Other       Voting Authority
Name of Issuer                         Class    Cusip   [$1,000]  Prn Amt   Prn  Call Dscretn Managers  Sole        Shared    None
ADC Telecommunications, Inc.          Common  000886101   30,667  3,607,841 Sh        Defined           3,607,841        0       0
Brocade Communications Systems, Inc.  Common  111621108   13,324    637,834 Sh        Defined             637,834        0       0
Buca Inc.                             Common  117769109      450     24,169 Sh        Defined              24,169        0       0
Choridiant Software, Inc.             Common  170404107    1,684    421,085 Sh        Defined             421,085        0       0
Cisco Systems, Inc.                   Common  17275R102  209,145 13,226,588 Sh        Defined          13,226,588        0       0
Conexant Systems, Inc.                Common  207142100      985    110,202 Sh        Defined             110,202        0       0
E.piphany, Inc.                       Common  26881V100    6,866    587,460 Sh        Defined             587,460        0       0
Extreme Networks                      Common  30226D106   95,458  6,276,024 Sh        Defined           6,276,024        0       0
Lightbridge, Inc.                     Common  532226107    3,253    284,418 Sh        Defined             284,418        0       0
Marconi plc                           Common  566330106   10,120  1,011,996 Sh        Defined           1,011,996        0       0
NetObjects, Inc.                      Common  64114L102      225    450,596 Sh        Defined             450,596        0       0
Netro Corporation                     Common  64114R109    4,022    804,469 Sh        Defined             804,469        0       0
PMC-Sierra, Inc.                      Common  69344F106   10,140    409,852 Sh        Defined             409,852        0       0
Redback Networks Inc.                 Common  757209101   39,806  3,043,290 Sh        Defined           3,043,290        0       0
SeeBeyond Technology Corporation      Common  815704101   21,558  1,690,793 Sh        Defined           1,690,793        0       0
                                                         -------
                                                         447,703